RELATED PARTY TRANSACTIONS (Details) - USD ($)			12 Months Ended
	Jul. 01, 2021	Apr. 28, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of transactions between related parties [line items]
Director fees			$ 1,000,000	$ 1,000,000	$ 1,000,000
Asset management fee as percent per quarter			0.3125%
Asset management fee, percent			1.25%
Credit facility, maximum borrowing capacity			$ 1,131,000,000
Assets transferred to Parent	$ 50,000,000
Corporate borrowings			2,288,000,000	3,158,000,000
Non-recourse borrowings			26,534,000,000	20,020,000,000
Revolving credit facility with Brookfield
Disclosure of transactions between related parties [line items]
Credit facility, maximum borrowing capacity			500,000,000
Non-recourse borrowings			$ 0	0
Service Provider
Disclosure of transactions between related parties [line items]
Asset management fee as percent per quarter			0.3125%
Asset management fee, percent			1.25%
Services received, related party transactions			$ 394,000,000	302,000,000	270,000,000
Amounts payable, related party transactions			108,000,000	89,000,000
Subsidiary of Common Parent (Brookfield)
Disclosure of transactions between related parties [line items]
Amounts payable, related party transactions			26,000,000	82,000,000
Subsidiary of Common Parent (Brookfield) | Brookfield Office Properties Inc.
Disclosure of transactions between related parties [line items]
Services received, related party transactions			37,000,000	2,000,000	67,000,000
Revenue from rendering of services, related party transactions			10,000,000	12,000,000	40,000,000
Right-of-use assets			$ 12,000,000	12,000,000
Subsidiary of Common Parent (Brookfield) | Bottom of range
Disclosure of transactions between related parties [line items]
Amounts payable, related party transactions, interest rate			1.70%
Brookfield
Disclosure of transactions between related parties [line items]
Amounts payable, related party transactions			$ 600,000,000
Deposit balance			0	545,000,000
Earned interest on deposits			3,000,000	$ 1,000,000	$ 4,000,000
Assets transferred from Parent, at time of transfer		$ 25,000,000
Corporate borrowings			45,000,000
Non-recourse borrowings			6,000,000
Brookfield | Brookfield Office Properties Inc.
Disclosure of transactions between related parties [line items]
Non-recourse borrowings			$ 111,000,000